Interim Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues
Sales	$ 210	$ 1,371	$ 1,164	$ 3,049	$ 4,983	$ 4,426
Cost of sales	31	471	763	1,578	3,081	2,527
Gross Margin	179	900	401	1,471	1,902	1,899
Operating expenses
Amortization expense	20,884		20,884			17,760
Consulting fees	40,000		40,000
Management fees	10,000		10,000
Professional fees	27,870	1,640	31,519	5,109
Royalties	41,667		41,667
General and administrative	6,320	5,568	18,009	19,406	38,024	31,910
Total operating expenses	146,741	7,208	162,079	24,515	38,024	49,670
Loss before other expense	(146,562)	(6,308)	(161,678)	(23,044)	(36,122)	(47,771)
Other items
Interest	(4,519)	(1,530)	(7,592)	(4,594)	(6,141)	(6,135)
Amortized interest	(14,633)		(14,633)
Net loss and comprehensive loss	$ (165,714)	$ (7,838)	$ (183,903)	$ (27,638)	$ (42,263)	$ (53,906)
Net loss per share-Basic and diluted	$ (0.009)	$ (0.001)	$ (0.010)	$ (0.002)	$ (0.002)	$ (0.003)
Average number of shares of common stock outstanding	19,396,315	17,831,478	18,507,072	17,119,470	17,462,770	16,449,346